Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Tangible asset impairment charges	$ 0	$ 0
Goodwill, impairment loss	$ 0	0
Income tax examination, likelihood	greater than 50% likelihood
Unrecognized tax benefits	$ 0	0
Penalties and interest accrued	$ 0	$ 0
AST LLC [Member]
Product Information [Line Items]
Noncontrolling interests percenatge	51.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	100.00%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	53.00%
Three Customers [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	42.00%	50.00%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		76.00%